SUPPLEMENT TO THE

                   STATEMENTS OF ADDITIONAL INFORMATION (SAI)

                                       OF

                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS

                             EVERGREEN SECTOR FUNDS

                                  (the "Funds")

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                                  SPECIAL OFFER

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         During the period from February 1, 2002 through April 15, 2002 (the
"Sales Period") or unless extended by Evergreen Distributors, Inc. ("EDI"), the principal underwriter of the Funds, EDI will pay A. G. Edwards & Sons, Inc. an additional commission on sales of the Funds through Individual Retirement Accounts. EDI will pay an additional commission equal to 0.50% of the net asset value of all sales of Class B shares of the Funds and an additional commission of 0.25% of the net asset value of all sales of Class C shares of the Funds sold during the Sales Period.

March 7, 2002                                                 561150 (3/02)